Debt Securities Available for Sale - Weighted average yield and contractual maturities of debt securities AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost
Amortized cost - Within 1 year	$ 4,965,664
Amortized cost - After 1 to 5 years	5,059,318
Amortized cost - After 5 to 10 years	1,083,476
Amortized cost - After 10 years	9,927,152
Amortized Cost	21,035,610	$ 17,542,125
Gross unrealized gains
Gross unrealized gains	527,430	146,165
Gross unrealized loss
Gross unrealized losses	1,888	39,817
Fair Value
Fair value - Within 1 year	4,982,300
Fair value - After 1 to 5 years	5,320,477
Fair value - After 5 to 10 years	1,142,059
Fair value - After 10 years	10,116,316
Debt Securities Available for Sale, at Fair Value	$ 21,561,152	$ 17,648,473
Weighted average yield
Weighted Average Yield	1.66%	2.05%
US Treasury Securities
Amortized cost
Amortized cost - Within 1 year	$ 4,900,055	$ 5,071,201
Amortized cost - After 1 to 5 years	5,007,223	5,137,804
Amortized cost - After 5 to 10 years	567,367	1,778,568
Amortized Cost	10,474,645	11,987,573
Gross unrealized gains
Gross unrealized gain - Within 1 year	16,479	3,262
Gross unrealized gain - After 1 to 5 years	259,399	75,597
Gross unrealized gain - After 5 to 10 years	37,517	429
Gross unrealized gains	313,395	79,288
Gross unrealized loss
Gross unrealized losses - Within 1 year	0	567
Gross unrealized losses - After 1 to 5 years	0	3,435
Gross unrealized losses - After 5 to 10 years	0	6,604
Gross unrealized losses	0	10,606
Fair Value
Fair value - Within 1 year	4,916,534	5,073,896
Fair value - After 1 to 5 years	5,266,622	5,209,966
Fair value - After 5 to 10 years	604,884	1,772,393
Debt Securities Available for Sale, at Fair Value	$ 10,788,040	$ 12,056,255
Weighted average yield
Weighted average yield - Within 1 year	0.69%	1.58%
Weighted average yield - After 1 to 5 years	2.05%	2.19%
Weighted average yield - After 5 to 10 years	1.68%	1.70%
Weighted Average Yield	1.40%	1.86%
Obligations of U.S. Government sponsored entities
Amortized cost
Amortized cost - Within 1 year	$ 59,993	$ 62,492
Amortized cost - After 1 to 5 years	90	60,021
Amortized Cost	60,083	122,513
Gross unrealized gains
Gross unrealized gain - Within 1 year	101	2
Gross unrealized gain - After 1 to 5 years	0	0
Gross unrealized gains	101	2
Gross unrealized loss
Gross unrealized losses - Within 1 year	0	21
Gross unrealized losses - After 1 to 5 years	0	90
Gross unrealized losses	0	111
Fair Value
Fair value - Within 1 year	60,094	62,473
Fair value - After 1 to 5 years	90	59,931
Debt Securities Available for Sale, at Fair Value	$ 60,184	$ 122,404
Weighted average yield
Weighted average yield - Within 1 year	1.46%	1.45%
Weighted average yield - After 1 to 5 years	5.64%	1.48%
Weighted Average Yield	1.47%	1.47%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - Within 1 year		$ 6,975
Amortized Cost		6,975
Gross unrealized gains
Gross unrealized gain - Within 1 year		0
Gross unrealized gains		0
Gross unrealized loss
Gross unrealized losses - Within 1 year		0
Gross unrealized losses		0
Fair Value
Fair value - Within 1 year		6,975
Debt Securities Available for Sale, at Fair Value		$ 6,975
Weighted average yield
Weighted average yield - Within 1 year		0.00%
Weighted Average Yield		0.00%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - Within 1 year		$ 236
Amortized cost - After 1 to 5 years	$ 1,388	350
Amortized cost - After 5 to 10 years	61,229	85,079
Amortized cost - After 10 years	318,292	504,391
Amortized Cost	380,909	590,056
Gross unrealized gains
Gross unrealized gain - Within 1 year		0
Gross unrealized gain - After 1 to 5 years	14	1
Gross unrealized gain - After 5 to 10 years	1,050	31
Gross unrealized gain - After 10 years	10,202	3,640
Gross unrealized gains	11,266	3,672
Gross unrealized loss
Gross unrealized losses - Within 1 year		0
Gross unrealized losses - After 1 to 5 years	0	0
Gross unrealized losses - After 5 to 10 years	0	1,180
Gross unrealized losses - After 10 years	43	6,373
Gross unrealized losses	43	7,553
Fair Value
Fair value - Within 1 year		236
Fair value - After 1 to 5 years	1,402	351
Fair value - After 5 to 10 years	62,279	83,930
Fair value - After 10 years	328,451	501,658
Debt Securities Available for Sale, at Fair Value	$ 392,132	$ 586,175
Weighted average yield
Weighted average yield - Within 1 year		1.83%
Weighted average yield - After 1 to 5 years	2.97%	2.16%
Weighted average yield - After 5 to 10 years	1.56%	1.63%
Weighted average yield - After 10 years	2.04%	2.08%
Weighted Average Yield	1.97%	2.02%
Mortgage Backed Securities
Amortized cost
Amortized cost - Within 1 year	$ 5,616	$ 16
Amortized cost - After 1 to 5 years	50,393	36,717
Amortized cost - After 5 to 10 years	454,880	350,373
Amortized cost - After 10 years	9,608,860	4,447,561
Amortized Cost	10,119,749	4,834,667
Gross unrealized gains
Gross unrealized gain - Within 1 year	56	0
Gross unrealized gain - After 1 to 5 years	1,735	852
Gross unrealized gain - After 5 to 10 years	20,022	1,958
Gross unrealized gain - After 10 years	180,844	60,384
Gross unrealized gains	202,657	63,194
Gross unrealized loss
Gross unrealized losses - Within 1 year	0	0
Gross unrealized losses - After 1 to 5 years	0	1
Gross unrealized losses - After 5 to 10 years	6	1,303
Gross unrealized losses - After 10 years	1,839	20,243
Gross unrealized losses	1,845	21,547
Fair Value
Fair value - Within 1 year	5,672	16
Fair value - After 1 to 5 years	52,128	37,568
Fair value - After 5 to 10 years	474,896	351,028
Fair value - After 10 years	9,787,865	4,487,702
Debt Securities Available for Sale, at Fair Value	$ 10,320,561	$ 4,876,314
Weighted average yield
Weighted average yield - Within 1 year	2.83%	2.13%
Weighted average yield - After 1 to 5 years	2.35%	3.38%
Weighted average yield - After 5 to 10 years	1.91%	2.02%
Weighted average yield - After 10 years	1.94%	2.60%
Weighted Average Yield	1.94%	2.57%
Other
Amortized cost
Amortized cost - After 1 to 5 years	$ 224	$ 341
Amortized Cost	224	341
Gross unrealized gains
Gross unrealized gain - After 1 to 5 years	11	9
Gross unrealized gains	11	9
Gross unrealized loss
Gross unrealized losses - After 1 to 5 years	0	0
Gross unrealized losses	0	0
Fair Value
Fair value - After 1 to 5 years	235	350
Debt Securities Available for Sale, at Fair Value	$ 235	$ 350
Weighted average yield
Weighted average yield - After 1 to 5 years	3.62%	3.62%
Weighted Average Yield	3.62%	3.62%